Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal Year	Summary Compensation Table Total for First PEO (1)(7)	Summary Compensation Table Total for Second PEO (2)(7)	Compensation Actually Paid to First PEO (1)(7)	Compensation Actually Paid to Second PEO (2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs (3)(8)	Average Compensation Actually Paid to Non-PEO NEOs (3)(8)	Value of initial $100 investment based on:		Net Loss (in thousands)	Non-GAAP Operating Income (6)
							Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)
2025	$1,075,713	$15,946,894	$1,075,713	$(42,495,658)	$8,269,746	$3,313,474	$20.61	$179.00	$(73,694)	$240,582
2024	$725,997	$16,504,656	$725,997	$34,913,743	$6,644,337	$11,576,933	$33.30	$141.22	$(89,883)	$232,564
2023	$771,835	$54,055,629	$771,835	$52,437,490	$18,760,864	$3,942,402	$22.26	$94.95	$(328,352)	$65,160
2022	$669,646	N/A	$669,646	N/A	$18,691,013	$5,359,470	$52.94	$113.78	$(525,586)	$73,840

Company Selected Measure Name	non-GAAP operating income
Named Executive Officers, Footnote
(1) Daniel Dines is our Co-Founder and has served as our Chairman since the Company’s founding. Mr. Dines is our first PEO in all fiscal years presented. Mr. Dines served as our Chief Executive Officer until May 2022, our Co-Chief Executive Officer from May 2022 to January 2024, our Chief Innovation Officer from February 2024 to June 2024, and our Chief Executive Officer since June 2024.
(2) Robert Enslin served as our Co-Chief Executive Officer between May 2022 and January 2024, and our Chief Executive Officer between February 2024 and June 2024. Mr. Enslin is presented as our second PEO in fiscal years 2023, 2024, and 2025.
(3) The non-PEO NEOs for the applicable years were as follows:
•Fiscal year 2025: Ashim Gupta, our Chief Financial Officer and Chief Operating Officer; and Brad Brubaker, our Chief Legal Officer;
•Fiscal year 2024: Ashim Gupta, our Chief Financial Officer; and Brad Brubaker, our Chief Legal Officer;
•Fiscal years 2023 and 2022: Ashim Gupta, our Chief Financial Officer; Brad Brubaker, our Chief Legal Officer; Ted Kummert, our former VP Product and Engineering (through April 2023); and Chris Weber, our former Chief Business Officer (through April 2023).

Peer Group Issuers, Footnote
(5) The peer group used in the relevant year corresponds with the peer groups used by the Company in that year for the purposes of the disclosure required pursuant to Item 201(e) if Regulation S-K, in our Annual Report. The peer group is the S&P 500 Technology Index. The calculation assumes a $100 investment at April 21, 2021, the date our Class A common stock began trading on the NYSE, through the end of the respective fiscal year, with cash dividends reinvested as applicable.

Adjustment To PEO Compensation, Footnote
(7) Reconciliations of summary compensation table ("SCT") data to compensation actually paid ("CAP") for fiscal year 2025 for PEOs are included in the table below:

	PEO 1 (Daniel Dines)	PEO 2 (Robert Enslin)
Summary Compensation Table Total	$1,075,713	$15,946,894
Deduct: Grant date fair value of awards granted during the fiscal year	—	(13,832,589)
Add: Fair value of awards at fiscal year-end that were granted during the fiscal year	—	—
Add: Year-over-year change in fair value of outstanding and unvested equity awards	—	—
Add: Fair value as of vesting date of equity awards granted and vested during the fiscal year	—	—
Add: Change in fair value as of vesting date of equity awards granted in prior fiscal years that vested during the fiscal year	—	(216,828)
Add: Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	(44,393,135)
Compensation Actually Paid Table Total	$1,075,713	$(42,495,658)

Non-PEO NEO Average Total Compensation Amount	$ 8,269,746	$ 6,644,337	$ 18,760,864	$ 18,691,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,313,474	11,576,933	3,942,402	5,359,470
Adjustment to Non-PEO NEO Compensation Footnote
(8) Reconciliation of SCT data to CAP for fiscal year 2025 for Non-PEO NEOs is included in the table below:

Average for Non-PEO NEOs
Summary Compensation Table Total	$8,269,746
Deduct: Grant date fair value of awards granted during the fiscal year	$(7,538,825)
Add: Fair value of awards at fiscal year-end that were granted during the fiscal year	$4,295,187
Add: Year-over-year change in fair value of outstanding and unvested equity awards	$(1,705,217)
Add: Fair value as of vesting date of equity awards granted and vested during the fiscal year	$1,600,901
Add: Change in fair value as of vesting date of equity awards granted in prior fiscal years that vested during the fiscal year	(1,608,318)
Compensation Actually Paid Table Total	$3,313,474

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular Disclosure of Most Important Performance-Related Measures
The following table sets forth an unranked list of performance measures that, in our assessment, represent the most important performance measures the Company used to link executive compensation actually paid to the PEO and other NEOs to Company performance in the most recent fiscal year. We are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the compensation committee to determine NEO compensation. For more information, see Executive Compensation—Compensation Discussion and Analysis.

Metric	Definition
Incremental Annualized Renewal Run-rate
iARR is incremental Annualized Renewal Run-rate. We define Annualized Renewal Run-rate ("ARR") as annualized invoiced amounts per solution SKU from subscription licenses and maintenance and support obligations assuming no increases or reductions in customers' subscriptions. ARR does not include the costs we may incur to obtain such subscription licenses or provide such maintenance and support. ARR also does not reflect nonrecurring rebates payable to partners (upon establishing sufficient history of their nonrecurring nature), the impact of nonrecurring incentives (such as one-time discounts provided under sales promotional programs), and any actual or anticipated reductions in invoiced value due to contract non-renewals or service cancellations other than for certain reserves (for example those for credit losses or disputed amounts).

Non-GAAP Operating Income
We calculate non-GAAP operating income by excluding the following items that are included in GAAP operating income (loss): stock-based compensation expense; amortization of acquired intangibles; employer payroll tax expense related to employee equity transactions; restructuring costs; and charitable donations of Class A common stock.

For fiscal year 2025, we changed our company-selected measure from non-GAAP operating margin to non-GAAP operating income because we measured our performance against, and compensated our NEOs based on, non-GAAP operating income in fiscal year 2025.

Total Shareholder Return Amount	$ 20.61	33.30	22.26	52.94
Peer Group Total Shareholder Return Amount	179.00	141.22	94.95	113.78
Net Income (Loss)	$ (73,694,000)	$ (89,883,000)	$ (328,352,000)	$ (525,586,000)
Company Selected Measure Amount	240,582,000	232,564,000	65,160,000	73,840,000
Measure:: 1
Pay vs Performance Disclosure
Name	Incremental Annualized Renewal Run-rate
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
We calculate non-GAAP operating income by excluding the following items that are included in GAAP operating income (loss): stock-based compensation expense; amortization of acquired intangibles; employer payroll tax expense related to employee equity transactions; restructuring costs; and charitable donations of Class A common stock.

Dines [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,075,713	$ 725,997	$ 771,835	$ 669,646
PEO Actually Paid Compensation Amount	$ 1,075,713	$ 725,997	$ 771,835	$ 669,646
PEO Name	Daniel Dines	Daniel Dines	Daniel Dines	Daniel Dines
Enslin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,946,894	$ 16,504,656	$ 54,055,629
PEO Actually Paid Compensation Amount	$ (42,495,658)	$ 34,913,743	$ 52,437,490
PEO Name	Robert Enslin	Robert Enslin	Robert Enslin
PEO | Dines [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Dines [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dines [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dines [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dines [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dines [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Enslin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,832,589)
PEO | Enslin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Enslin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Enslin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Enslin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,828)
PEO | Enslin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,393,135)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,538,825)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,295,187
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,705,217)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,600,901
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,608,318)